Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	HII Technologies, Inc.
Entity Central Index Key	0001085254
Entity Filer Category	Smaller Reporting Company